Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease Cost
The following table shows the lease balance sheet classification of leases for the years ended December 31, 2022 and 2021 (in thousands):

	As of December 31,
	2022	2021
Assets
Operating lease right-of-use assets, net of accumulated amortization	$23,210	$18,775

Liabilities
Current
Operating lease liabilities, current	5,038	4,453
Non-current
Operating lease liabilities, non-current	19,218	16,545
Total lease liabilities	$24,256	$20,998

The following table shows the lease costs for the years ended December 31, 2022 and 2021 (in thousands):

		Year ended December 31,
Lease costs	Statement of Operations classification	2022	2021
Operating lease costs	Operating expenses: research and development	$3,733	$4,801
Variable costs	Operating expenses: research and development	769	1,144
Short term lease costs	Operating expenses: research and development	270	193

Operating lease costs	Operating expenses: general and administrative	984	1,178
Variable costs	Operating expenses: general and administrative	45	147
Short term lease costs	Operating expenses: general and administrative	86	12
Total lease costs		$5,887	$7,475

	Year ended December 31,
Other information	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases (in thousands)	$4,575	$4,619
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$—	$(38,335)

Weighted-average remaining lease term - operating leases (in years)	10.4 years	5.80 years
Weighted-average discount rate - operating leases	6.77%	7.15%

Lease Maturity Schedule
Future fixed payments for non-cancellable operating leases in effect as of December 31, 2022 are payable as follows:

Operating Leases
Maturity of lease liabilities for the years ending December 31,	(in thousands)
2023	$6,492
2024	4,391
2025	3,453
2026	3,176
2027	3,176
Thereafter	12,573
Total lease payments	33,261
Less: imputed interest	(9,005)
Present value of lease liabilities	$24,256
Future fixed receipts for non-cancellable operating sub-leases in effect as of December 31, 2022 are receivable as follows:

Operating Leases
(in thousands)
2023	$249
2024	249
2025	249
2026	194
2027	117
Thereafter	101
Total lease payments receivable	$1,159

Lease Income
The following table shows the sub-lease rental income for the years ended December 31, 2022 and 2021 (in thousands):

		Year ended December 31,
Sub-lease rental income	Statement of Operations classification	2022	2021
Sub-lease rental income	Other income (expense)	$240	$49
Total sub-lease rental income		$240	$49